Fair Value Measurements - Non-recurring Fair Value Measurements for Impairment (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($) property	Sep. 30, 2020 USD ($) loan	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of properties impaired | property	3
Number of mortgage loans (in loan) | loan | loan		10
Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal capitalization rate (percent)			6.00%
Discount rate (percent)			6.75%
Minimum | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)			$ 80.00
Maximum | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)			$ 90.00
2200 Channahon Road | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal capitalization rate (percent)	9.75%	9.75%
Discount rate (percent)	14.00%	14.00%
2200 Channahon Road | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal capitalization rate (percent)			9.25%
Discount rate (percent)			10.50%
2200 Channahon Road | Minimum | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)	$ 2.00	$ 2.00
2200 Channahon Road | Minimum | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)			$ 2.00
2200 Channahon Road | Maximum | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)	$ 3.00	$ 3.00
2200 Channahon Road | Maximum | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)			$ 3.00
Houston Westway | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal capitalization rate (percent)	7.75%	7.75%
Discount rate (percent)	9.00%	9.00%
Houston Westway | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal capitalization rate (percent)			7.75%
Discount rate (percent)			9.00%
Houston Westway | Minimum | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)	$ 15.00	$ 15.00
Houston Westway | Minimum | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)			$ 15.00
Houston Westway | Maximum | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)	$ 17.00	$ 17.00
Houston Westway | Maximum | Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)			$ 17.00
2275 Cabot Drive | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal capitalization rate (percent)	9.00%	9.00%
Discount rate (percent)	10.25%	10.25%
2275 Cabot Drive | Minimum | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)	$ 11.00	$ 11.00
2275 Cabot Drive | Maximum | Discounted Cash Flow Analyses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market rent per Kilowatt-hour (kWh)	$ 12.00	$ 12.00